Employee Compensation and Benefits (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Retirement Benefits [Abstract]
Net actuarial loss	$ 45	$ 85	$ 68	$ 218
Amortization of net actuarial loss	(17)	(22)	(85)	(62)
Deferred tax benefit	(7)	(16)	5	(39)
Unrecognized actuarial loss on employee benefit plan obligations	21	47	(12)	117
Projected benefit obligation at the beginning of the year	1,906	1,357	1,357	908
Interest cost	39	25	98	52
Service cost	$ 124	$ 113	449	338
Actuarial gains			68	218
Benefits paid directly by employers			(47)	(78)
Effect of exchange rate fluctuation			(19)	(81)
Projected employee benefit plan at the end of the year			1,906	1,357
Recorded in accrued compensation and related benefits, current			(203)	(120)
Recorded in other liabilities			(1,701)	(1,237)
Total project benefit obligation			$ (1,904)	$ (1,357)